Other Financial Assets - Disclosure of Fair Value and Amortized Cost (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	CAD 147.1	CAD 141.1
Amortized Cost/Cost	146.9	134.5
Bonds [member]
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	97.7	93.0
Amortized Cost/Cost	98.6	93.1
Equity securities [member]
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	49.4	46.6
Amortized Cost/Cost	CAD 48.3	39.9
Term deposits [member]
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value		1.5
Amortized Cost/Cost		CAD 1.5